Related Party Disclosures - Summary of Compensation for Members of Senior Management Team (Details) - Other Key Management - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Fixed remuneration Annual fee	€ 1,619	€ 1,210	€ 1,150
Fixed remuneration Fringe benefits	26	21	23
Variable remuneration	1,198	1,014	698
Pension expense	87	85	81
Long Term Benefits		(6,007)	1,254
Share based compensation	5,423	1,536
Total remuneration	€ 8,353	€ (2,141)	€ 3,206